BMO FUNDS

Supplement dated February 16, 2012 to Prospectus dated December 29, 2011

Effective February 17, 2012, the following replaces certain information in the Prospectus:

Elimination of Redemption Fee for BMO Ultra Short Tax-Free Fund

Effective immediately, with respect to the BMO Ultra Short Tax-Free Fund, the 2.00% redemption fee relating to redemptions or exchanges of shares of the Fund held less than 30 days after the purchase of such shares is eliminated. Accordingly, the Prospectus is revised as described below:

The table under “Fund Summary — BMO Ultra Short Tax-Free Fund — Fees and Expenses of the Fund” is replaced with the following:

	Class Y	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.45%	0.20%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.41%
Fee Waiver and Expense Reimbursement(3)	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.56%	0.31%

(1)	The expense information in the fee table has been restated to reflect that effective September 1, 2011, the Fund entered into a new transfer agency agreement.

(2)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)	M&I Investment Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class Y and 0.30% for Class I through July 6, 2013. The Adviser may not terminate this arrangement prior to July 6, 2013 unless the investment advisory agreement is terminated.